Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 5
Prospectus Date	rr_ProspectusDate	Sep. 25, 2014
PRUDENTIAL SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRUDENTIAL SMALL CAP VALUE FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is above-average capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 25 of the Fund's Prospectus and in Rights of Accumulation on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	° The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through November 30, 2015. This waiver may not be terminated prior to November 30, 2015. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
		° The manager of the Fund has contractually agreed through November 30, 2015 to reimburse up to .15% to the extent that the Fund’s annual operating expenses (exclusive of 12b-1 fees and certain other fees) exceed .94% of the Fund’s average net assets. The decision on whether to renew, modify or terminate the reimbursement arrangement is subject to review by the Manager and the Fund’s Board of Trustees.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1 Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a diversified portfolio of small company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings (P/E), price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. Such characteristics may include measures of earnings quality, external financing, or trends in the earnings outlook. The emphasis placed on valuation and other factors may vary over time and with market conditions. Quantitative techniques also guide portfolio construction. To manage risk, we limit certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team may also exercise judgment when evaluating underlying data and positions recommended by our computer models.

The subadviser normally invests at least 80% of the Fund’s investable assets in common stocks and securities convertible into common stocks of small-cap companies, which we consider to be companies with market capitalizations within the market cap range of companies included in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index (measured at the time of purchase). The market capitalization within the range will vary, but as of August 29, 2014, the market capitalization of the largest company in the Russell 2000 Index was approximately $7.8 billion and the average market capitalization of companies in the Russell 2000 Index was $1 billion. As of June 30, 2014, the market capitalization range of the Standard & Poor’s SmallCap 600 Index was from approximately $200 million to approximately $5.7 billion.

The subadviser may invest up to 20% of the Fund’s assets in foreign securities, including stocks and other equity-related investments and other investment-grade fixed-income securities of foreign issuers. The Fund’s investments in foreign securities may include issuers located in emerging markets. American Depositary Receipts (ADRs), American Depositary Shares (ADSs) and other similar receipts or shares traded in US markets are not considered to be foreign securities. The Fund’s investments in ADRs, ADSs and other similar receipts or shares may include unsponsored receipts of shares.

The subadviser may also invest up to 25% of Fund assets in real estate investment trusts (REITs).

		While we make every effort to achieve our investment objective, we can’t guarantee success.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Loss of money is a risk of investing in the Fund. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the US government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Equity Securities Risk. The price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. Small capitalization REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REITs may incur significant amounts of leverage. The Fund’s investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

		For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
19.63%	3rd Quarter 2009	-22.19%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
PRUDENTIAL SMALL CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,076
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	944
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,076
2004	rr_AnnualReturn2004	23.35%	[1]
2005	rr_AnnualReturn2005	7.43%	[1]
2006	rr_AnnualReturn2006	17.31%	[1]
2007	rr_AnnualReturn2007	(9.53%)	[1]
2008	rr_AnnualReturn2008	(26.69%)	[1]
2009	rr_AnnualReturn2009	17.44%	[1]
2010	rr_AnnualReturn2010	24.56%	[1]
2011	rr_AnnualReturn2011	(1.03%)	[1]
2012	rr_AnnualReturn2012	12.35%	[1]
2013	rr_AnnualReturn2013	34.75%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for Class A shares from January 1, 2014 to June 30, 2014
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
One Year	rr_AverageAnnualReturnYear01	27.34%
Five Years	rr_AverageAnnualReturnYear05	15.68%
Ten Years	rr_AverageAnnualReturnYear10	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.05%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,193
10 Years	rr_ExpenseExampleYear10	2,107
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	632
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,107
One Year	rr_AverageAnnualReturnYear01	28.85%
Five Years	rr_AverageAnnualReturnYear05	16.10%
Ten Years	rr_AverageAnnualReturnYear10	7.72%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.05%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	297
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	2,371
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	632
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,371
One Year	rr_AverageAnnualReturnYear01	32.77%
Five Years	rr_AverageAnnualReturnYear05	16.20%
Ten Years	rr_AverageAnnualReturnYear10	7.72%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.80%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	531
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	2,086
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	531
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,086
One Year	rr_AverageAnnualReturnYear01	34.48%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2011
PRUDENTIAL SMALL CAP VALUE FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.35%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,273
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	323
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,273
One Year	rr_AverageAnnualReturnYear01	35.16%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2011
PRUDENTIAL SMALL CAP VALUE FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.84%
Five Years	rr_AverageAnnualReturnYear05	15.29%
Ten Years	rr_AverageAnnualReturnYear10	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Return After Taxes on Distribution and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.60%
Five Years	rr_AverageAnnualReturnYear05	12.68%
Ten Years	rr_AverageAnnualReturnYear10	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.52%
Five Years	rr_AverageAnnualReturnYear05	17.64%
Ten Years	rr_AverageAnnualReturnYear10	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	38.82%
Five Years	rr_AverageAnnualReturnYear05	20.08%
Ten Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL SMALL CAP VALUE FUND | Lipper Small-Cap Value Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.59%
Five Years	rr_AverageAnnualReturnYear05	20.47%
Ten Years	rr_AverageAnnualReturnYear10	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver and distribution and service (12b-1) fee waiver, the annual returns would have been lower, too. The return for Class A shares from January 1, 2014 to June 30, 2014 was 6.54%.